Note 12 - Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Intangible assets [Text Block]
	As at June 30		As at March 31
(US dollars in thousands)	2020	2019	2019	201 8
Goodwill	21,919	22,387	22,622	24,482
Other intangible assets	7,930	9,375	9,744	11,920
Total	29,849	31,762	32,366	36,402

Goodwill [Text Block]
	As at June 30		As at March 31
(US dollars in thousands)	2020	2019	2019	2018
As at July 1 / April 1	22,387	22,622	24,482	30,393
Revaluations	-	-	-	3,597
Goodwill previously not recognized	-	-	-	627
Impairment	-	-	-	(11,092)
Reclassifications	-	-	-	138
Additions	-	-	-	-
Foreign exchange	(468)	(235)	(1,860)	819
Carrying value at June 30 / March 31	21,919	22,387	22,622	24,482

Carrying amounts of goodwill by cash-generating units [Text Block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	12,483	12,751	12,884	13,949
VivoPower Pty Ltd (allocated to the Solar Development segment)	9,436	9,636	9,738	10,533
Total	21,919	22,387	22,622	24,482

Other Intangible Assets [Text Block]
(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Cost
At March 31, 2018	5,799	2,680	4,577	154	98	13,308
Foreign exchange	(439)	(204)	(348)	(12)	(11)	(1,013)
Disposals	(263)	-	-	-	(72)	(335)
At March 31, 201 9	5,097	2,476	4,229	142	16	11,960
Foreign exchange	(55)	(26)	(44)	(1)	-	(126)
Additions	-	-	-	-	12	12
Disposals	(50)	-	-	-	-	(50)
At June 3 0 , 2019	4,992	2,450	4,185	141	28	11,796
Foreign exchange	(103)	(51)	(86)	(3)	(1)	(244)
Additions	461	-	-	-	-	461
Disposals	(968)	-	-	-	(9)	(977)
At June 3 0 , 20 20	4,382	2,399	4,099	138	18	11,036
Amortization	Customer Relationships	Trade Names	Fa v orable Supply Contracts	Databases	Other	Total
At March 31, 201 8	677	237	406	68	-	1,388
Foreign exchange	(75)	(22)	(38)	(6)	-	(141)
Amortization	483	169	289	49	-	990
Disposals	(21)	-		-	-	(21)
At March 31, 201 9	1,064	384	657	111	-	2,216
Foreign exchange	(6)	(4)	(7)	(1)	-	(18)
Amortization	100	41	70	12	-	223
At June 3 0 , 2019	1,158	421	720	122	-	2,421
Foreign exchange	(24)	(9)	(15)	(2)	-	(50)
Amortization	404	160	273	13	18	868
Disposals	(133)	-	-	-	-	(133)
At June 3 0 , 20 20	1,405	572	978	133	18	3,106
Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
At March 31, 2017	9,606	2,445	2,366	698	812	15,927
At March 31, 2018	5,122	2,443	4,171	86	98	11,920
At March 31, 2019	4.033	2.092	3,572	31	16	9,744
At June 30, 2019	3,834	2,029	3,465	19	28	9,375
At June 30, 2020	2,977	1,827	3,121	5	-	7,930